RELATED PARTIES' TRANSACTIONS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables, current	$ 5	$ 5
Other receivables, non current	11	17
Other receivables, current	7	7
Trade payables, current	15	14
Other One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current	1	1
Trade payables, current
C T B [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	1
Other receivables, non current
Other receivables, current
Trade payables, current
T G S [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	4	5
Other receivables, non current	11	17
Other receivables, current	6	6
Trade payables, current	7	7
S A C D E [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current
Trade payables, current	$ 8	$ 7